UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 30.6%
$753,132	Ally Auto Receivables Trust 2015-2 1.198%, 3/15/2018[1,2]	$753,269
6,950,000	American Express Credit Account Master Trust 1.218%, 5/15/2020[1,2]	6,937,685
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,743,785
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,808,602
10,000,000	BA Credit Card Trust 1.158%, 10/15/2021[1,2]	10,036,720
3,000,000	CARDS II Trust 1.468%, 7/15/2021[1,2,3]	3,012,730
3,500,000	Chesapeake Funding II LLC 1.768%, 6/15/2028[1,2,3]	3,512,894
2,300,000	Chesapeake Funding LLC 2.566%, 1/7/2025[2,3]	2,276,984
2,902,000	Discover Card Execution Note Trust 1.117%, 8/17/2020[1,2]	2,906,884
187,626	Enterprise Fleet Financing LLC 0.870%, 9/20/2019[1,3]	187,562
8,000,000	Evergreen Credit Card Trust Series 2016-1 1.488%, 4/15/2020[1,2,3]	8,030,934
11,500,000	First National Master Note Trust 2015-1 1.538%, 9/15/2020[1,2]	11,529,574
3,935,779	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	3,936,177
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,015,516
1,025,119	Hyundai Auto Receivables Trust 2015-C 1.138%, 11/15/2018[1,2]	1,025,771
3,500,000	Master Credit Card Trust II Series 2016-1 1.525%, 9/23/2019[1,2,3]	3,513,884
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 1.148%, 4/15/2020[1,2,3]	10,022,390
728,102	Navient Student Loan Trust 2016-3 1.371%, 6/25/2065[1,2,3]	729,495
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.071%, 9/27/2021[2,3]	4,019,485
	NextGear Floorplan Master Owner Trust
6,565,000	1.920%, 10/15/2019[1,3]	6,566,267
6,000,000	2.468%, 4/15/2021[1,2,3]	6,078,388
1,165,404	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	1,165,432
	Penarth Master Issuer PLC
6,000,000	1.168%, 3/18/2019[2,3]	6,000,654

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$1,900,000	1.168%, 5/18/2019[2,3]	$1,900,443
	PFS Financing Corp.
2,000,000	1.367%, 10/15/2019[1,2,3]	1,998,728
8,000,000	1.617%, 10/15/2019[1,2,3]	7,990,888
3,976,709	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	3,991,773
762,700	SLM Private Education Loan Trust 2013-A 1.367%, 8/15/2022[1,2,3]	763,166
10,000,000	SLM Private Education Loan Trust 2013-C 2.168%, 10/15/2031[1,2,3]	10,114,710
2,950,718	SLM Private Education Loan Trust 2014-A 1.367%, 7/15/2022[1,2,3]	2,954,067
1,218,531	SLM Student Loan Trust 2011-2 1.371%, 11/25/2027[1,2]	1,217,709
2,255,042	SMART ABS Series 2015-1US Trust 1.287%, 9/14/2018[1,2]	2,252,702
4,000,000	Trillium Credit Card Trust II 1.493%, 5/26/2021[1,2,3]	4,018,152
10,000,000	Turquoise Card Backed Securities PLC 1.568%, 6/17/2019[1,2,3]	10,012,880
6,485,000	Volkswagen Credit Auto Master Trust 1.127%, 7/22/2019[1,2,3]	6,481,180

	TOTAL ASSET-BACKED SECURITIES (Cost $156,292,061)	156,507,480

	CERTIFICATE OF DEPOSITS – 3.7%
5,500,000	Bank of Montreal 1.100%, 7/3/2017	5,498,779
5,300,000	Canadian Imperial Bank of Commerce 1.070%, 7/5/2017	5,297,975
2,000,000	Nordea Bank Finland PLC 1.070%, 4/28/2017	2,000,924
6,000,000	Toronto-Dominion Bank 1.120%, 7/3/2017	6,001,242

	TOTAL CERTIFICATE OF DEPOSITS (Cost $18,800,000)	18,798,920

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
6,634,089	Freddie Mac Structured Agency Credit Risk Debt Notes 2.421%, 4/25/2024[1,2]	6,703,780
3,000,000	Holmes Master Issuer PLC 1.367%, 4/15/2017[2,3]	3,001,584

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,559,429)	9,705,364

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPERS – 9.1%
$6,000,000	Anheuser-Busch Inbev Worldwide, Inc. 1.300%, 2/21/2017	$5,997,630
7,000,000	ANZ New Zealand International Ltd. 1.240%, 7/13/2017	6,964,944
6,000,000	Bayerische Landesbank 1.280%, 5/12/2017	5,980,188
5,000,000	Electricite de France S.A. 1.500%, 8/9/2017	4,960,495
5,000,000	Kreditanstalt fuer Wiederaufbau 0.870%, 3/10/2017	4,996,900
4,000,000	National Australia Bank Ltd. 1.130%, 5/12/2017	3,989,372
2,500,000	Schlumberger Holdings Corp. 1.000%, 2/8/2017	2,499,490
4,000,000	Sheffield Receivables Co., LLC 1.300%, 2/22/2017	3,997,512
4,000,000	Toyota Motor Credit Corp. 1.210%, 6/15/2017	3,984,776
3,000,000	Westpac Banking Corp. 1.330%, 8/4/2017	2,980,719

	TOTAL COMMERCIAL PAPERS (Cost $46,336,944)	46,352,026

	CORPORATE BONDS – 29.1%
	COMMUNICATIONS – 3.9%
10,000,000	AT&T, Inc. 1.418%, 3/30/2017[2]	10,002,399
10,000,000	Verizon Communications, Inc. 1.351%, 6/9/2017[2]	10,013,070
		20,015,469
	CONSUMER, CYCLICAL – 5.1%
6,000,000	Daimler Finance North America LLC 1.226%, 8/1/2017[2,3]	6,004,806
10,000,000	Ford Motor Credit Co. LLC 1.471%, 9/8/2017[2]	10,004,070
10,000,000	Volkswagen Group of America Finance LLC 1.290%, 5/23/2017[2,3]	9,999,330
		26,008,206
	CONSUMER, NON-CYCLICAL – 4.4%
2,560,000	Actavis Funding SCS 2.033%, 3/12/2018[2,4]	2,577,290
6,000,000	Aetna, Inc. 1.601%, 12/8/2017[2]	6,027,858

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$4,000,000	BAT International Finance PLC 1.473%, 6/15/2018[2,3,4]	$4,004,856
10,000,000	Bayer U.S. Finance LLC 1.285%, 10/6/2017[2,3]	9,986,720
		22,596,724
	ENERGY – 2.6%
5,000,000	BP Capital Markets PLC 1.327%, 2/13/2018[2,4]	5,003,525
4,000,000	Chevron Corp. 1.104%, 3/2/2018[2]	3,997,872
4,100,000	Statoil A.S.A. 1.087%, 11/9/2017[2,4]	4,103,366
		13,104,763
	FINANCIAL – 5.7%
4,000,000	Bank of Nova Scotia 1.325%, 4/11/2017[2,4]	4,003,028
5,000,000	Capital One N.A. 2.056%, 8/17/2018[1,2]	5,051,910
10,000,000	Huntington National Bank 1.468%, 4/24/2017[1,2]	10,003,670
4,000,000	MUFG Union Bank N.A. 1.281%, 5/5/2017[1,2]	4,003,184
6,085,000	New York Life Global Funding 1.433%, 10/24/2019[2,3]	6,100,491
		29,162,283
	INDUSTRIAL – 0.3%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,355,635

	TECHNOLOGY – 5.9%
10,000,000	Apple, Inc. 1.131%, 5/3/2018[2]	10,029,560
10,000,000	Hewlett Packard Enterprise Co. 2.739%, 10/5/2017[2]	10,084,900
10,000,000	Oracle Corp. 1.209%, 7/7/2017[2]	10,012,320
		30,126,780
	UTILITIES – 1.2%
6,360,000	Duke Energy Corp. 1.378%, 4/3/2017[2]	6,365,094

	TOTAL CORPORATE BONDS (Cost $148,476,892)	148,734,954

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	MEDIUM TERM NOTES – 8.6%
	CONSUMER, CYCLICAL – 2.0%
$10,000,000	American Honda Finance Corp. 1.193%, 7/14/2017[2]	$10,009,800

	FINANCIAL – 6.6%
10,000,000	Bank of America Corp. 1.540%, 8/25/2017[2]	10,021,500
1,670,000	Fifth Third Bank 1.587%, 9/27/2019[1,2]	1,670,585
10,000,000	Goldman Sachs Group, Inc. 1.567%, 6/4/2017[2]	10,015,080
2,000,000	JPMorgan Chase & Co. 1.426%, 2/15/2017[2]	2,000,610
10,000,000	Metropolitan Life Global Funding I 1.390%, 4/10/2017[2,3]	10,008,320
		33,716,095
	TOTAL MEDIUM TERM NOTES (Cost $43,689,760)	43,725,895

Number of Shares

	SHORT-TERM INVESTMENTS – 17.1%
87,567,526	Federated Prime Value Obligations Fund, 0.43%[5]	87,567,526

	TOTAL SHORT-TERM INVESTMENTS (Cost $87,567,526)	87,567,526

	TOTAL INVESTMENTS – 100.1% (Cost $510,722,612)	511,392,165
	Liabilities in Excess of Other Assets – (0.1)%	(458,312)

	TOTAL NET ASSETS – 100.0%	$510,933,853

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $152,307,504.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 94.6%
59,314,898	Federated Government Obligations Fund, 0.43%[1]	$59,314,898

	TOTAL SHORT-TERM INVESTMENTS (Cost $59,314,898)	59,314,898

	TOTAL INVESTMENTS – 94.6% (Cost $59,314,898)	59,314,898
	Other Assets in Excess of Liabilities – 5.4%	3,393,233

	TOTAL NET ASSETS – 100.0%	$62,708,131

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)					Unrealized Appreciation (Depreciation)
		Expiration Date	Value at Trade Date	Value at January 31, 2017
	Description

46	CAC 40 Index	February 2017	$2,401,799	$2,367,034	$(34,765)
45	DAX Index	March 2017	14,180,217	14,077,680	(102,537)
24	E-Mini Dow Index	March 2017	2,388,060	2,375,040	(13,020)
340	Euro STOXX 50 Index	March 2017	12,094,888	11,887,522	(207,366)
27	FTSE 100 Index	March 2017	2,392,099	2,399,056	6,957
23	FTSE/MIB Index	March 2017	2,396,196	2,307,696	(88,500)
(63)	Hang Seng Index	February 2017	(9,437,821)	(9,472,451)	(34,630)
28	Nikkei 225 Index	March 2017	4,736,573	4,706,758	(29,815)
TOTAL FUTURES CONTRACTS			$31,152,011	$30,648,335	$(503,676)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BASIC MATERIALS – 3.3%
10,177	AdvanSix, Inc.*1	$261,447
5,137	Monsanto Co.[1]	556,388
23,233	Tahoe Resources, Inc.[1,2]	212,350
		1,030,185
	COMMUNICATIONS – 12.3%
11,151	CDW Corp.[1]	574,388
26,765	Cisco Systems, Inc.[1]	822,221
9,378	Clear Channel Outdoor Holdings, Inc. - Class A1	46,421
16,498	eBay, Inc.*1	525,132
482	EchoStar Corp. - Class A*1	24,548
24,655	Interpublic Group of Cos., Inc.[1]	580,132
4,461	John Wiley & Sons, Inc. - Class A1	245,801
20,393	Verizon Communications, Inc.[1]	999,461
		3,818,104
	CONSUMER, CYCLICAL – 13.1%
10,839	Best Buy Co., Inc.[1]	482,552
9,014	Brinker International, Inc.[1]	401,123
1,348	Cinemark Holdings, Inc.[1]	57,290
7,273	Darden Restaurants, Inc.[1]	532,965
5,719	HD Supply Holdings, Inc.*1	241,914
2,053	Nu Skin Enterprises, Inc. - Class A1	106,510
11,576	Wal-Mart Stores, Inc.[1]	772,582
8,512	Williams-Sonoma, Inc.[1]	410,364
9,320	World Fuel Services Corp.[1]	414,554
9,774	Yum! Brands, Inc.[1]	640,490
		4,060,344
	CONSUMER, NON-CYCLICAL – 27.5%
12,742	AbbVie, Inc.[1]	778,664
8,036	Altria Group, Inc.[1]	572,002
2,359	Amgen, Inc.[1]	369,608
8,280	Baxter International, Inc.[1]	396,695
13,737	Booz Allen Hamilton Holding Corp.[1]	464,585
19,318	Bruker Corp.[1]	458,416
7,999	Cardinal Health, Inc.[1]	599,605
7,382	Coca-Cola Co.[1]	306,870
8,639	Gilead Sciences, Inc.[1]	625,895
3,102	Johnson & Johnson[1]	351,301
878	ManpowerGroup, Inc.[1]	83,814
9,657	PepsiCo, Inc.[1]	1,002,203
10,740	Philip Morris International, Inc.[1]	1,032,436
3,291	Pilgrim's Pride Corp.[1]	62,990
14,104	RR Donnelley & Sons Co.[1]	241,884

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
19,916	VWR Corp.*1	$516,024
5,482	West Pharmaceutical Services, Inc.[1]	463,942
10,351	Western Union Co.[1]	202,673
		8,529,607
	FINANCIAL – 11.2%
30,607	Apple Hospitality REIT, Inc. - REIT[1]	612,752
9,076	Care Capital Properties, Inc. - REIT[1]	224,268
7,941	CoreCivic, Inc.[1]	230,607
5,591	East West Bancorp, Inc.[1]	287,601
13,458	Federated Investors, Inc. - Class B1	350,043
40,427	Huntington Bancshares, Inc.[1]	546,977
247	Lamar Advertising Co. - Class A1	18,653
2,001	MFA Financial, Inc. - REIT[1]	15,788
35,454	Old Republic International Corp.[1]	737,443
29,960	Retail Properties of America, Inc. - Class A - REIT[1]	448,501
		3,472,633
	INDUSTRIAL – 3.2%
7,626	Avnet, Inc.[1]	354,151
2,216	Spirit Aerosystems Holdings, Inc. - Class A1	133,071
3,704	Waters Corp.*1	524,672
		1,011,894
	TECHNOLOGY – 27.3%
686	Accenture PLC - Class A1,2	78,115
666	Amdocs Ltd.[1,2]	39,101
11,586	Broadridge Financial Solutions, Inc.[1]	770,816
6,752	Brocade Communications Systems, Inc.[1]	84,197
18,380	CA, Inc.[1]	574,743
885	CDK Global, Inc.[1]	55,357
15,110	Conduent, Inc.*1	226,046
15,829	Donnelley Financial Solutions, Inc.*1	381,162
5,634	DST Systems, Inc.[1]	648,755
23,953	Genpact Ltd.*1,2	591,160
25,302	Hewlett Packard Enterprise Co.[1]	573,849
37,141	HP, Inc.[1]	558,972
10,316	Intel Corp.[1]	379,835
5,351	KLA-Tencor Corp.[1]	455,424
9,428	Leidos Holdings, Inc.[1]	455,561
22,569	Oracle Corp.[1]	905,243
23,515	Pitney Bowes, Inc.[1]	374,359
12,633	Synopsys, Inc.*1	794,489
75,553	Xerox Corp.[1]	523,582
		8,470,766

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 1.2%
9,641	AES Corp.[1]	$110,293
7,805	Hawaiian Electric Industries, Inc.[1]	261,312
		371,605
	TOTAL COMMON STOCKS (Cost $30,293,530)	30,765,138

	SHORT-TERM INVESTMENTS – 20.9%
6,474,777	Fidelity Institutional Money Market Funds Government Portfolio, 0.46%[3]	6,474,777

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,474,777)	6,474,777

	TOTAL INVESTMENTS – 120.0% (Cost $36,768,307)	37,239,915
	Liabilities in Excess of Other Assets – (20.0)%	(6,195,839)

	TOTAL NET ASSETS – 100.0%	$31,044,076

	SECURITIES SOLD SHORT – (29.1)%
	COMMON STOCKS – (29.1)%
	BASIC MATERIALS – (1.1)%
(6,602)	CF Industries Holdings, Inc.	(232,985)
(2,844)	United States Steel Corp.	(93,027)
		(326,012)
	COMMUNICATIONS – (4.0)%
(3,482)	Arista Networks, Inc.*	(327,308)
(21,857)	FireEye, Inc.*	(296,162)
(4,243)	Palo Alto Networks, Inc.*	(626,097)
		(1,249,567)
	CONSUMER, CYCLICAL – (2.9)%
(1)	Lions Gate Entertainment Corp. - Class A2	(14)
(1)	Lions Gate Entertainment Corp. - Class B*2	(14)
(8,087)	Spirit Airlines, Inc.*	(437,022)
(1,897)	Tesla Motors, Inc.*	(477,911)
		(914,961)
	CONSUMER, NON-CYCLICAL – (12.1)%
(7,205)	Acadia Healthcare Co., Inc.*	(276,456)
(562)	Agios Pharmaceuticals, Inc.*	(24,183)
(2,146)	Allergan PLC*2	(469,738)
(7,001)	Alnylam Pharmaceuticals, Inc.*	(279,970)
(1,185)	AMERCO	(446,354)
(2,136)	CoStar Group, Inc.*	(431,686)
(4,316)	DexCom, Inc.*	(341,611)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,375)	Intercept Pharmaceuticals, Inc.*	$(370,406)
(4,477)	Ionis Pharmaceuticals, Inc.*	(199,226)
(14,790)	Juno Therapeutics, Inc.*	(315,619)
(5,866)	Neurocrine Biosciences, Inc.*	(251,710)
(4,307)	Verisk Analytics, Inc.*	(355,930)
		(3,762,889)
	DIVERSIFIED – (1.2)%
(15,581)	Leucadia National Corp.	(371,607)

	ENERGY – (3.2)%
(12,672)	Cheniere Energy, Inc.*	(603,821)
(575)	Concho Resources, Inc.*	(80,178)
(11,618)	Kosmos Energy Ltd.*2	(75,982)
(43,877)	Weatherford International PLC*2	(228,599)
		(988,580)
	FINANCIAL – (1.2)%
(396)	Markel Corp.*	(366,300)

	INDUSTRIAL – (3.4)%
(1,650)	Acuity Brands, Inc.	(341,929)
(6,649)	SBA Communications Corp. - Class A*	(699,874)
		(1,041,803)
	TOTAL COMMON STOCKS (Proceeds $8,511,301)	(9,021,719)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,511,301)	$(9,021,719)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 102.2%
	BASIC MATERIALS – 3.6%
68,626	Anglo American PLC*	$1,183,011
337,496	Fortescue Metals Group Ltd.	1,707,777
614,300	Kinross Gold Corp.*	2,393,377
100,617	Nucor Corp.[4]	5,844,841
125,800	Teck Resources Ltd.	3,082,888
15,132	UPM-Kymmene OYJ	343,175
11,300	West Fraser Timber Co., Ltd.	385,900
872,700	Yamana Gold, Inc.	2,883,739
		17,824,708
	COMMUNICATIONS – 13.3%
14,860	Alphabet, Inc. - Class A*4	12,188,023
92,600	BCE, Inc.	4,174,223
1,028	Facebook, Inc. - Class A*4	133,969
1,686,262	Frontier Communications Corp.[4]	5,885,054
286,700	KDDI Corp.	7,703,165
9,000	Mixi, Inc.	390,476
155,400	Nippon Telegraph & Telephone Corp.	6,864,378
653,100	NTT DOCOMO, Inc.	15,615,675
126,151	Pearson PLC	983,499
44,400	Start Today Co., Ltd.	836,296
82,298	Symantec Corp.[4]	2,267,310
6,297,314	Telecom Italia S.p.A.*	4,495,945
174,265	Telefonica S.A.	1,685,954
7,800	Trend Micro, Inc.*	302,693
693,530	Vodafone Group PLC	1,698,882
		65,225,542
	CONSUMER, CYCLICAL – 10.9%
166,046	Best Buy Co., Inc.[4]	7,392,368
104,221	Coach, Inc.[4]	3,892,654
96,965	CVS Health Corp.[4]	7,641,812
101,052	Darden Restaurants, Inc.[4]	7,405,091
83,954	Flight Centre Travel Group Ltd.	1,908,804
202,703	Gap, Inc.[4]	4,668,250
653,300	Genting Singapore PLC	450,598
30,996	Hasbro, Inc.[4]	2,557,480
12,000	JTEKT Corp.	197,083
114,986	Kohl's Corp.[4]	4,579,892
3,372	Michael Kors Holdings Ltd.*1,4	144,355
139,500	Mitsubishi Corp.	3,151,318
62,614	Persimmon PLC	1,525,075
13,342	PVH Corp.[4]	1,251,613
18,675	Schaeffler A.G.	302,820
60,700	Sega Sammy Holdings, Inc.	953,107

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
5	TUI A.G.	$73
79,986	Wal-Mart Stores, Inc.[4]	5,338,266
66,500	Yue Yuen Industrial Holdings Ltd.	243,411
		53,604,070
	CONSUMER, NON-CYCLICAL – 33.3%
19,321	Actelion Ltd.*	5,044,317
1,493	Alexion Pharmaceuticals, Inc.*4	195,105
16,300	Alfresa Holdings Corp.	268,304
4,835	Align Technology, Inc.*4	443,321
79,905	Amgen, Inc.[4]	12,519,515
247,928	Archer-Daniels-Midland Co.[4]	10,973,293
220,647	Baxter International, Inc.[4]	10,571,198
122,950	Cardinal Health, Inc.[4]	9,216,332
21,351	Centene Corp.*4	1,350,878
16,249	Express Scripts Holding Co.*4	1,119,231
390,000	First Pacific Co., Ltd.	295,708
286,442	G4S PLC	922,820
121,849	Gilead Sciences, Inc.[4]	8,827,960
260,164	GlaxoSmithKline PLC	5,027,754
37,716	Ingredion, Inc.[4]	4,834,814
8,482	Intuitive Surgical, Inc.*4	5,875,397
13,691	ISS A/S	487,511
139,971	Johnson & Johnson[4]	15,851,716
14,074	ManpowerGroup, Inc.[4]	1,343,504
552,104	Marine Harvest A.S.A.*	9,747,797
229,947	Merck & Co., Inc.[4]	14,254,414
2,989	METRO A.G.	102,281
96,400	Mitsubishi Tanabe Pharma Corp.	1,933,509
271,559	Novo Nordisk A/S - Class B	9,814,001
32,738	PepsiCo, Inc.[4]	3,397,550
33,700	Pola Orbis Holdings, Inc.	3,201,594
82,500	Sumitomo Dainippon Pharma Co., Ltd.	1,399,499
70,000	Suzuken Co., Ltd.	2,311,044
141,451	Tate & Lyle PLC	1,195,616
171,195	Treasury Wine Estates Ltd.	1,510,245
108,585	Tyson Foods, Inc. - Class A4	6,818,052
50,539	United Therapeutics Corp.*4	8,269,697
3,330,000	WH Group Ltd.[2]	2,529,270
474,739	Wm Morrison Supermarkets PLC	1,415,378
		163,068,625
	DIVERSIFIED – 1.4%
136,910	Leucadia National Corp.[4]	3,265,304
557,000	NWS Holdings Ltd.	1,000,904

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED (Continued)
372,000	Wharf Holdings Ltd.	$2,789,365
		7,055,573
	ENERGY – 4.7%
109,389	BP PLC	653,334
111,500	Encana Corp.	1,423,204
61,500	Inpex Corp.	603,511
285,967	Repsol S.A.	4,238,294
226,256	Santos Ltd.	688,325
586,000	TonenGeneral Sekiyu KK	6,891,421
126,442	Valero Energy Corp.[4]	8,314,826
12,000	Veresen, Inc.	122,001
		22,934,916
	FINANCIAL – 13.1%
408,945	AGNC Investment Corp. – REIT[4]	7,635,003
23,700	Bank of Nova Scotia	1,416,209
7,980	British Land Co. PLC - REIT	58,656
662	Camden Property Trust – REIT[4]	55,323
130,400	Canadian Imperial Bank of Commerce	11,103,991
82,000	Cheung Kong Property Holdings Ltd.	538,976
2	Citigroup, Inc.[4]	112
79,500	H&R Real Estate Investment Trust - REIT	1,378,253
1,799,862	Intesa Sanpaolo S.p.A.	3,981,301
144,611	Investor A.B. - B Shares	5,772,328
1,161,000	Kerry Properties Ltd.	3,285,452
4,011	L E Lundbergforetagen A.B. - B Shares	258,078
9,816	Liberty Property Trust – REIT[4]	376,836
43,500	Link - REIT	297,261
195,000	National Bank of Canada	8,417,083
101,284	Navient Corp.[4]	1,523,311
1,548,000	New World Development Co., Ltd.	1,786,079
66,100	Power Corp. of Canada	1,550,782
105,090	Prudential Financial, Inc.[4]	11,046,010
31,700	RioCan Real Estate Investment Trust - REIT	633,610
8,000	Sino Land Co., Ltd.	13,219
13,400	Toronto-Dominion Bank	694,147
384,000	Wheelock & Co., Ltd.	2,333,923
		64,155,943
	INDUSTRIAL – 4.2%
278,000	Asahi Glass Co., Ltd.	2,065,438
76,776	Corning, Inc.[4]	2,033,796
1,071	Expeditors International of Washington, Inc.[4]	55,778
233,000	Nippon Express Co., Ltd.	1,232,588

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
90,590	Norfolk Southern Corp.[4]	$10,640,701
13,500	SMC Corp.	3,685,206
45,000	Sumitomo Heavy Industries Ltd.	309,393
4,180	Waters Corp.*4	592,097
		20,614,997
	TECHNOLOGY – 12.7%
25,392	Applied Materials, Inc.[4]	869,676
305,056	CA, Inc.[4]	9,539,101
11,000	DeNA Co., Ltd.	245,788
21,462	Fortinet, Inc.*4	713,826
344,269	Intel Corp.[4]	12,675,985
103,145	KLA-Tencor Corp.[4]	8,778,671
41,700	Konami Holdings Corp.	1,667,553
131,361	NetApp, Inc.[4]	5,033,753
1	Nuance Communications, Inc.*4	16
1,817	NVIDIA Corp.[4]	198,380
131,279	Texas Instruments, Inc.[4]	9,916,816
43,100	Tokyo Electron Ltd.	4,464,504
86,844	VMware, Inc. - Class A*4	7,602,324
44,889	Xerox Corp.[4]	311,081
		62,017,474
	UTILITIES – 5.0%
9,211	DONG Energy A/S*2	349,276
470,499	E.ON S.E.	3,624,122
217,864	Enagas S.A.	5,350,320
309,717	Exelon Corp.[4]	11,112,646
16,634	Gas Natural SDG S.A.	320,855
319,244	Iberdrola S.A.	2,016,296
149,000	Power Assets Holdings Ltd.	1,427,697
29,648	Red Electrica Corp. S.A.	530,140
		24,731,352
	TOTAL COMMON STOCKS (Cost $476,364,681)	501,233,200

	SHORT-TERM INVESTMENTS – 13.3%
65,175,127	Fidelity Investments Money Market Funds Government Portfolio, 0.46%[3]	65,175,127

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,175,127)	65,175,127

	TOTAL INVESTMENTS – 115.5% (Cost $541,539,808)	566,408,327

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (15.5)%	$(76,098,888)

	TOTAL NET ASSETS – 100.0%	$490,309,439

	SECURITIES SOLD SHORT – (30.6)%
	COMMON STOCKS – (30.6)%
	BASIC MATERIALS – (0.2)%
(34,535)	Boliden A.B.	(1,007,469)

	COMMUNICATIONS – (3.5)%
(6,320)	Charter Communications, Inc. - Class A*	(2,047,364)
(50,537)	Liberty Global Plc LiLAC - Class C*1	(1,127,986)
(52,536)	Netflix, Inc.*	(7,392,340)
(908,590)	Nokia OYJ	(4,079,534)
(14,604)	Palo Alto Networks, Inc.*	(2,154,966)
(10,700)	Thomson Reuters Corp.	(479,621)
		(17,281,811)
	CONSUMER, CYCLICAL – (4.9)%
(117,574)	American Airlines Group, Inc.	(5,202,650)
(40,000)	Don Quijote Holdings Co., Ltd.	(1,451,813)
(14,188)	Ferrari N.V.	(884,388)
(32,202)	Luxottica Group S.p.A.	(1,728,932)
(36,293)	Marriott International, Inc. - Class A	(3,070,388)
(84,839)	Newell Rubbermaid, Inc.	(4,015,430)
(2,692)	Norwegian Cruise Line Holdings Ltd.*1	(126,524)
(1,069)	Royal Caribbean Cruises Ltd.[1]	(100,090)
(37,900)	Sony Corp.	(1,147,527)
(25,383)	Tesla Motors, Inc.*	(6,394,739)
		(24,122,481)
	CONSUMER, NON-CYCLICAL – (1.8)%
(1,915)	Alkermes PLC*1	(103,621)
(76,569)	Alnylam Pharmaceuticals, Inc.*	(3,061,994)
(114,342)	Sabre Corp.	(2,801,379)
(23,649)	Verisk Analytics, Inc.*	(1,954,353)
(9,519)	Vertex Pharmaceuticals, Inc.*	(817,397)
		(8,738,744)
	ENERGY – (10.0)%
(49,532)	Antero Resources Corp.*	(1,209,076)
(201,255)	Cheniere Energy, Inc.*	(9,589,801)
(36,059)	Concho Resources, Inc.*	(5,028,067)
(45,534)	Continental Resources, Inc.*	(2,211,131)
(18,137)	Core Laboratories N.V.[1]	(2,118,946)
(79,465)	Halliburton Co.	(4,495,335)
(48,868)	Lundin Petroleum A.B.*	(1,054,593)
(69,178)	Newfield Exploration Co.*	(2,772,654)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(7,175)	ONEOK, Inc.	$(395,414)
(13,903,648)	Saipem S.p.A.*	(7,139,427)
(92,919)	Schlumberger Ltd.[1]	(7,778,250)
(185,875)	Williams Cos., Inc.	(5,360,635)
		(49,153,329)
	FINANCIAL – (9.1)%
(22,087)	CBRE Group, Inc. - Class A*	(670,561)
(13,317)	Equinix, Inc. - REIT	(5,126,779)
(5,043)	Groupe Bruxelles Lambert S.A.	(429,757)
(517,700)	Hulic Co., Ltd.	(5,048,057)
(10,448)	KBC Group N.V.	(678,535)
(195,000)	Mitsubishi Estate Co., Ltd.	(3,711,617)
(2,717,066)	Royal Bank of Scotland Group PLC*	(7,611,818)
(191,859)	St. James's Place PLC	(2,595,612)
(751,272)	Standard Chartered PLC*	(7,356,871)
(90,486)	Willis Towers Watson PLC[1]	(11,322,513)
		(44,552,120)
	INDUSTRIAL – (0.9)%
(11,000)	Hamamatsu Photonics KK	(317,677)
(19,319)	SBA Communications Corp. - Class A*	(2,033,518)
(102,043)	Tenaris S.A.	(1,787,393)
		(4,138,588)
	TECHNOLOGY – (0.2)%
(1,760)	Broadcom Ltd.[1]	(351,120)
(22,532)	First Data Corp.*	(345,641)
(4,955)	Salesforce.com, Inc.*	(391,940)
		(1,088,701)
	TOTAL COMMON STOCKS (Proceeds $141,822,398)	(150,083,243)

	TOTAL SECURITIES SOLD SHORT (Proceeds $141,822,398)	$(150,083,243)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,878,546.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 39.0%
	BASIC MATERIALS – 5.3%
4,194	Cameco Corp.[1]	$53,473
1,386	Carpenter Technology Corp.	55,468
2,819	Century Aluminum Co.*	43,413
1,855	CF Industries Holdings, Inc.	65,463
1,003	Dow Chemical Co.	59,809
910	FMC Corp.	54,745
146	LyondellBasell Industries N.V. - Class A1	13,617
1,413	Mosaic Co.	44,326
616	Potash Corp. of Saskatchewan, Inc.[1]	11,458
337	Reliance Steel & Aluminum Co.	26,842
1,224	Rio Tinto PLC - ADR	54,823
3,186	Vale S.A. - ADR	32,433
1,527	Versum Materials, Inc.*	42,680
		558,550
	COMMUNICATIONS – 3.1%
90	Amazon.com, Inc.*	74,113
366	Netflix, Inc.*	51,500
7,197	Sprint Corp.*	66,428
1,216	Vodafone Group PLC - ADR	30,279
1,000	Walt Disney Co.	110,650
		332,970
	CONSUMER, CYCLICAL – 2.6%
32	Domino's Pizza, Inc.	5,585
749	HD Supply Holdings, Inc.*	31,683
320	Hilton Worldwide Holdings, Inc.	18,425
472	MGM Resorts International*	13,594
222	MSC Industrial Direct Co. - Class A	22,677
343	PACCAR, Inc.	23,087
247	Tesla, Inc.*	62,227
200	Tiffany & Co.	15,744
217	W.W. Grainger, Inc.	54,808
400	WESCO International, Inc.*	28,280
		276,110
	CONSUMER, NON-CYCLICAL – 1.0%
541	ManpowerGroup, Inc.	51,644
263	Robert Half International, Inc.	12,377
317	United Rentals, Inc.*	40,103
		104,124
	ENERGY – 1.4%
541	Cheniere Energy, Inc.*	25,779
477	Halliburton Co.	26,984
276	Marathon Petroleum Corp.	13,262

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,866	Nabors Industries Ltd.[1]	$30,322
166	Schlumberger Ltd.[1]	13,896
1,737	Transocean Ltd.*1	24,266
5,250	W&T Offshore, Inc.*	15,225
		149,734
	FINANCIAL – 12.8%
548	American Express Co.	41,856
2,550	Associated Banc-Corp	64,515
12,440	Banco Santander S.A. - ADR	69,166
946	Bank of America Corp.	21,417
1,227	Bank of the Ozarks, Inc.	67,325
1,670	BankUnited, Inc.	63,794
1,139	Barclays PLC - ADR	12,609
932	Blackstone Group LP	28,547
617	CenterState Banks, Inc.	15,049
2,556	Charles Schwab Corp.	105,409
1,129	Citizens Financial Group, Inc.	40,836
492	Comerica, Inc.	33,225
791	CoreSite Realty Corp. - REIT	68,129
516	Credit Suisse Group A.G. - ADR*	7,843
1,074	Deutsche Bank A.G.*1	21,383
416	East West Bancorp, Inc.	21,399
1,328	Fifth Third Bancorp	34,661
772	ING Groep N.V. - ADR	11,101
366	JPMorgan Chase & Co.	30,975
1,192	KeyCorp	21,420
1,337	KKR & Co. LP	23,210
1,323	LaSalle Hotel Properties - REIT	39,915
5,732	MGIC Investment Corp.*	61,046
399	Morgan Stanley	16,954
478	Northern Trust Corp.	39,655
425	Park Hotels & Resorts, Inc. - REIT	11,535
483	PNC Financial Services Group, Inc.	58,182
2,813	Radian Group, Inc.	51,759
3,009	Regions Financial Corp.	43,360
2,607	Sumitomo Mitsui Financial Group, Inc. - ADR	20,387
906	U.S. Bancorp	47,701
927	UBS Group A.G.[1]	14,934
2,028	Umpqua Holdings Corp.	37,133
1,283	Unum Group	58,287
813	Washington Federal, Inc.	26,707
706	Western Alliance Bancorp*	34,862
		1,366,286

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 6.4%
763	AGCO Corp.	$47,916
1,088	Agilent Technologies, Inc.	53,279
433	Altra Industrial Motion Corp.	16,151
1,521	Atkore International Group, Inc.*	40,641
2,475	Corning, Inc.	65,563
1,692	CSX Corp.	78,492
524	Deere & Co.	56,094
355	Dover Corp.	27,601
2,964	Flex Ltd.*1	46,446
361	Greenbrier Cos., Inc.	15,794
208	J.B. Hunt Transport Services, Inc.	20,609
115	Martin Marietta Materials, Inc.	26,404
477	Norfolk Southern Corp.	56,028
3,000	Teekay Corp.[1]	30,150
950	Timken Co.	42,180
1,022	Trinity Industries, Inc.	28,146
315	Union Pacific Corp.	33,573
		685,067
	TECHNOLOGY – 5.8%
560	Analog Devices, Inc.	41,966
855	Applied Materials, Inc.	29,284
431	ASML Holding N.V.[1]	52,323
228	Broadcom Ltd.[1]	45,486
74	Cavium, Inc.*	4,900
533	Check Point Software Technologies Ltd.*1	52,644
675	Donnelley Financial Solutions, Inc.*	16,254
128	KLA-Tencor Corp.	10,894
450	Lam Research Corp.	51,687
2,766	Micron Technology, Inc.*	66,688
272	NVIDIA Corp.	29,697
4,817	ON Semiconductor Corp.*	64,162
1,637	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	50,600
4,362	Ultra Clean Holdings, Inc.*	54,656
627	Western Digital Corp.	49,991
		621,232
	UTILITIES – 0.6%
3,868	NRG Energy, Inc.	63,977

	TOTAL COMMON STOCKS (Cost $3,831,889)	4,158,050

	EXCHANGE-TRADED FUNDS – 56.7%
7,215	Energy Select Sector SPDR Fund	525,974
23,149	Financial Select Sector SPDR Fund	539,603

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
863	iShares iBoxx $High Yield Corporate Bond Fund	$75,374
4,356	iShares MSCI Brazil Capped ETF	160,606
22,014	iShares MSCI Europe Financials ETF	433,456
2,240	iShares MSCI France ETF	56,022
15,720	iShares MSCI Germany ETF	432,457
14,287	iShares Russell 2000 ETF	1,932,031
33,141	PowerShares DB Base Metals Fund*	540,861
2,048	SPDR Bloomberg Barclays High Yield Bond ETF	75,592
4,244	SPDR S&P 500 ETF Trust[2]	965,637
6,220	Technology Select Sector SPDR Fund	311,498

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,880,454)	6,049,111

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Bank of New York Mellon Corp.
48	Exercise Price: $46.00, Expiration Date: March 17, 2017	2,880
	JPMorgan Chase & Co.
16	Exercise Price: $85.00, Expiration Date: March 17, 2017	3,376
	Norfolk Southern Corp.
5	Exercise Price: $120.00, Expiration Date: March 17, 2017	1,235
	SunTrust Banks, Inc.
22	Exercise Price: $60.00, Expiration Date: April 21, 2017	2,442
	Texas Instruments, Inc.
17	Exercise Price: $80.00, Expiration Date: April 21, 2017	1,649
	US Bancorp
58	Exercise Price: $55.00, Expiration Date: April 21, 2017	3,886

	TOTAL CALL OPTIONS (Cost $20,988)	15,468

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $20,988)	15,468

Number of Shares

	SHORT-TERM INVESTMENTS – 2.1%
224,125	Fidelity Investments Money Market Funds Government Portfolio, 0.46%[3]	224,125

	TOTAL SHORT-TERM INVESTMENTS (Cost $224,125)	224,125

	TOTAL INVESTMENTS – 97.9% (Cost $9,957,456)	10,446,754

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	Other Assets in Excess of Liabilities – 2.1%	$224,681

	TOTAL NET ASSETS – 100.0%	$10,671,435

	SECURITIES SOLD SHORT – (0.5)%
	COMMON STOCKS – (0.5)%
	CONSUMER, NON-CYCLICAL – (0.5)%
(506)	Johnson & Johnson	$(57,305)

	TOTAL COMMON STOCKS (Proceeds $58,625)	(57,305)

	TOTAL SECURITIES SOLD SHORT (Proceeds $58,625)	$(57,305)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	BASIC MATERIALS – 3.0%
364	Chemours Co.	$9,617
215	Materion Corp.	8,450
518	Rayonier Advanced Materials, Inc.	7,029
		25,096
	COMMUNICATIONS – 7.7%
600	ChannelAdvisor Corp.*	8,310
265	Consolidated Communications Holdings, Inc.	6,972
283	DigitalGlobe, Inc.*	7,938
270	Finisar Corp.*	7,984
1,629	MeetMe, Inc.*	8,015
422	MSG Networks, Inc.*	9,790
143	NETGEAR, Inc.*	8,137
172	WebMD Health Corp.*	8,581
		65,727
	CONSUMER, CYCLICAL – 13.7%
111	Anixter International, Inc.*	9,490
424	Big 5 Sporting Goods Corp.	6,530
142	Big Lots, Inc.	7,100
421	Boyd Gaming Corp.*	8,555
139	Cheesecake Factory, Inc.	8,376
170	Hawaiian Holdings, Inc.*	8,662
276	La-Z-Boy, Inc.	7,894
282	Marcus Corp.	8,361
94	Marriott Vacations Worldwide Corp.	8,129
343	Monarch Casino & Resort, Inc.*	8,150
303	Ollie's Bargain Outlet Holdings, Inc.*	9,257
286	Rush Enterprises, Inc. - Class A*	9,366
436	Taylor Morrison Home Corp. - Class A*	8,458
83	The Children's Place, Inc.	8,051
		116,379
	CONSUMER, NON-CYCLICAL – 17.0%
661	ACCO Brands Corp.*	8,428
409	Acorda Therapeutics, Inc.*	8,384
249	AMAG Pharmaceuticals, Inc.*	6,001
315	Central Garden & Pet Co.*	10,348
400	Dean Foods Co.	7,944
497	Exelixis, Inc.*	9,006
123	Heska Corp.*	9,793
159	INC Research Holdings, Inc. - Class A*	8,427
523	Ironwood Pharmaceuticals, Inc.*	7,521
66	J&J Snack Foods Corp.	8,420
352	LeMaitre Vascular, Inc.	7,994

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
200	LHC Group, Inc.*	$10,026
113	Magellan Health, Inc.*	8,469
147	Masimo Corp.*	10,816
239	McGrath RentCorp	9,149
143	PRA Health Sciences, Inc.*	8,378
485	Sucampo Pharmaceuticals, Inc. - Class A*	5,408
		144,512
	ENERGY – 3.8%
1,215	Bill Barrett Corp.*	7,958
189	Carrizo Oil & Gas, Inc.*	6,683
347	Matador Resources Co.*	9,136
637	Sanchez Energy Corp.*	8,447
		32,224
	FINANCIAL – 28.4%
463	AG Mortgage Investment Trust, Inc. - REIT	8,112
393	Aircastle Ltd.[1]	8,764
608	Ares Commercial Real Estate Corp. - REIT	8,196
136	Argo Group International Holdings Ltd.[1]	8,697
715	CatchMark Timber Trust, Inc. - Class A - REIT	7,357
174	DuPont Fabros Technology, Inc. - REIT	8,262
150	Eagle Bancorp, Inc.*	9,188
111	EastGroup Properties, Inc. - REIT	7,855
270	Essent Group Ltd.*1	9,334
112	Evercore Partners, Inc. - Class A	8,674
151	Federal Agricultural Mortgage Corp. - Class C	8,405
254	Financial Institutions, Inc.	8,369
312	First Bancorp	9,132
228	First Merchants Corp.	8,739
186	Hancock Holding Co.	8,528
322	Home BancShares, Inc.	8,675
240	Hudson Pacific Properties, Inc. - REIT	8,498
201	LegacyTexas Financial Group, Inc.	8,305
525	New Residential Investment Corp. - REIT	7,954
200	Potlatch Corp. - REIT	8,240
167	Preferred Bank	9,253
154	PrivateBancorp, Inc.	8,418
158	RE/MAX Holdings, Inc. - Class A	8,856
336	Regional Management Corp.*	8,403
238	Sandy Spring Bancorp, Inc.	9,751
552	Summit Hotel Properties, Inc. - REIT	8,738
112	UMB Financial Corp.	8,640

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
276	Union Bankshares Corp.	$10,146
		241,489
	INDUSTRIAL – 13.3%
156	Advanced Energy Industries, Inc.*	9,179
157	Apogee Enterprises, Inc.	8,962
137	Applied Industrial Technologies, Inc.	8,282
664	Casella Waste Systems, Inc. - Class A*	7,676
189	Fabrinet*1	7,963
215	Gibraltar Industries, Inc.*	9,438
161	Greif, Inc. - Class A	9,270
570	Heritage-Crystal Clean, Inc.*	8,522
391	Louisiana-Pacific Corp.*	7,480
160	Lydall, Inc.*	9,760
114	Patrick Industries, Inc.*	9,319
114	Rogers Corp.*	9,114
122	Trex Co., Inc.*	8,263
		113,228
	TECHNOLOGY – 7.7%
322	Acxiom Corp.*	8,404
365	Alpha & Omega Semiconductor Ltd.*1	7,428
313	Barracuda Networks, Inc.*	7,352
132	Cabot Microelectronics Corp.	8,911
133	Cirrus Logic, Inc.*	8,023
105	j2 Global, Inc.	8,800
148	Paycom Software, Inc.*	6,844
122	Science Applications International Corp.	9,933
		65,695
	UTILITIES – 2.9%
126	ONE Gas, Inc.	8,142
228	PNM Resources, Inc.	7,843
193	Unitil Corp.	8,834
		24,819
	TOTAL COMMON STOCKS (Cost $826,530)	829,169

	SHORT-TERM INVESTMENTS – 1.8%
15,357	Federated Prime Value Obligations Fund, 0.43% [2]	15,357

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,357)	15,357

	TOTAL INVESTMENTS – 99.3% (Cost $841,887)	844,526

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Other Assets in Excess of Liabilities – 0.7%	$6,086

TOTAL NET ASSETS – 100.0%	$850,612

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Global Counter-Trend Fund invests a significant amount (94.6% of its net assets as of January 31, 2017) in the Federated Government Obligations Fund (“GOIXX”). GOIXX invests primarily in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. treasury and government agency securities. GOIXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in GOIXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although GOIXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in GOIXX.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

GOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per July 31, 2016 Annual report of Federated Government Obligations Fund was 0.19%.

Note 3 – Federal Income Taxes
At January 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Counter-Trend Fund	Domestic Long/Short Equity Fund
Cost of investments	$510,722,612	$59,314,898	$36,776,458

Gross unrealized appreciation	$837,164	$6,958	$1,428,545
Gross unrealized depreciation	(167,611)	(6,958)	(965,088)
Net unrealized appreciation on investments	$669,553	$-	$463,457

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$543,557,176	$9,970,907	$841,887

Gross unrealized appreciation	$35,294,843	$540,151	$23,509
Gross unrealized depreciation	(12,443,692)	(64,304)	(20,870)
Net unrealized appreciation on investments	$22,851,151	$475,847	$2,639

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$156,507,480	$-	$156,507,480
Certificate of Deposits	-	18,798,920	-	18,798,920
Collateralized Mortgage Obligations	-	9,705,364	-	9,705,364
Commercial Papers	-	46,352,026	-	46,352,026
Corporate Bonds[1]	-	148,734,954	-	148,734,954
Medium Term Notes[1]	-	43,725,895	-	43,725,895
Short-Term Investments	87,567,526	-	-	87,567,526
Total Investments	$87,567,526	$423,824,639	$-	$511,392,165

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$59,314,898	$-	$-	$59,314,898
Total Investments	59,314,898	-	-	59,314,898
Other Financial Instruments[2]
Futures Contracts	6,957	-	-	6,957
Total Assets	$59,321,855	$-	$-	$59,321,855

Liabilities
Other Financial Instruments[2]
Futures Contracts	$510,633	$-	$-	$510,633
Total Liabilities	$510,633	$-	$-	$510,633

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$30,765,138	$-	$-	$30,765,138
Short-Term Investments	6,474,777	-	-	6,474,777
Total Assets	$37,239,915	$-	$-	$37,239,915

Liabilities
Securities Sold Short
Common Stocks[1]	$9,021,719	$-	$-	$9,021,719
Total Liabilities	$9,021,719	$-	$-	$9,021,719

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$14,590,746	$3,233,962	$-	$17,824,708
Communications	24,648,579	40,576,963	-	65,225,542
Consumer, Cyclical	45,115,192	8,488,878	-	53,604,070
Consumer, Non-cyclical	115,861,977	47,206,648	-	163,068,625
Diversified	3,265,304	3,790,269	-	7,055,573
Energy	9,860,031	13,074,885	-	22,934,916
Financial	45,830,671	18,325,272	-	64,155,943
Industrial	13,322,372	7,292,625	-	20,614,997
Technology	55,639,628	6,377,846	-	62,017,474
Utilities	11,112,646	13,618,706	-	24,731,352
Short-Term Investments	65,175,127	-	-	65,175,127
Total Assets	$404,422,273	$161,986,054	$-	$566,408,327

Liabilities
Common Stocks
Basic Materials	$-	$1,007,469	$-	$1,007,469
Communications	13,202,277	4,079,534	-	17,281,811

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
January 31, 2017 (Unaudited)

Consumer, Cyclical	18,909,821	5,212,660	-	24,122,481
Consumer, Non-cyclical	8,738,744	-	-	8,738,744
Energy	40,959,309	8,194,020	-	49,153,329
Financial	17,119,853	27,432,267	-	44,552,120
Industrial	2,033,518	2,105,070	-	4,138,588
Technology	1,088,701	-	-	1,088,701
Total Liabilities	$102,052,223	$48,031,020	$-	$150,083,243

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$4,158,050	$-	$-	$4,158,050
Exchange-Traded Funds	6,049,111	-	-	6,049,111
Short-Term Investments	224,125	-	-	224,125
Purchased Options Contracts	15,468	-	-	15,468
Total Assets	$10,446,754	$-	$-	$10,446,754

Liabilities
Securities Sold Short
Common Stocks[1]	$57,305	$-	$-	$57,305
Total Liabilities	$57,305	$-	$-	$57,305

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$829,169	$-	$-	$829,169
Short-Term Investments	15,357	-	-	15,357
Total Assets	$844,526	$-	$-	$844,526

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/17